Summary of Significant Accounting Policies - Schedule of Revenue by Customer Type (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue by Customer Type [Abstract]
Non - VIP traders	$ 740,701	$ 2,153,515	$ 3,403,536
Revenue	$ 740,701	$ 2,153,515	$ 3,403,536